INCOME TAX - Summary of movement in deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (8,102)	$ (6,238)
Deferred tax liabilities	(11,379)	(8,102)
Total
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax (charged)/credited to profit or loss	551	(1,898)
Deferred tax (charged)/credited to other movement	0	191
Deferred tax (charged)/credited to other comprehensive income	(4,251)	0
Deferred tax (charged)/credited to currency translation	423	(157)
Tangible fixed assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(4,865)	(6,238)
Deferred tax (charged)/credited to profit or loss	1,749	1,516
Deferred tax (charged)/credited to other movement	0	13
Deferred tax (charged)/credited to other comprehensive income	0	0
Deferred tax (charged)/credited to currency translation	200	(156)
Deferred tax liabilities	(2,916)	(4,865)
Convertible bonds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	0
Deferred tax (charged)/credited to profit or loss	(1,038)	0
Deferred tax (charged)/credited to other movement	0	0
Deferred tax (charged)/credited to other comprehensive income	(4,251)	0
Deferred tax (charged)/credited to currency translation	222	0
Deferred tax liabilities	(5,067)	0
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,237)	0
Deferred tax (charged)/credited to profit or loss	(160)	(3,414)
Deferred tax (charged)/credited to other movement	0	178
Deferred tax (charged)/credited to other comprehensive income	0	0
Deferred tax (charged)/credited to currency translation	1	(1)
Deferred tax liabilities	$ (3,396)	$ (3,237)